Share of profit after tax of equity accounted units	12 Months Ended
Dec. 31, 2019
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Share of profit after tax of equity accounted units
7 Share of profit after tax of equity accounted units

	2019 US$m	2018 US$m	2017 US$m
Sales revenue: Rio Tinto share(a)	2,358	2,497	1,960
Operating costs	(1,812)	(1,656)	(1,400)
Profit before finance items and taxation	546	841	560
Finance items	(65)	(69)	(47)
Share of profit after tax of equity accounted units	10	14	17
Profit before taxation	491	786	530
Taxation	(190)	(273)	(191)
Profit for the year (Rio Tinto share)	301	513	339

(a) Sales revenue of equity accounted units includes sales by equity accounted units to Group subsidiaries.

Further information relating to the Group’s interests in joint ventures and associates is given in notes 35 and 36.